Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impaired Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate	$ 1,040	$ 952
Fair Value Measurements, Valuation Technique	Appraisal of collateral	Appraisal of collateral
Impaired Loans [Member] | Minimum [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	0.00%	10.00%
Fair Value Assumptions, Liquidation expense	0.00%	0.00%
Fair Value Assumptions, Holding period	0 months	0 months
Impaired Loans [Member] | Maximum [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%	67.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%
Fair Value Assumptions, Holding period	30 months	30 months
Impaired Loans [Member] | Weighted Average [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	16.00%	64.00%
Fair Value Assumptions, Liquidation expense	8.00%	4.00%
Fair Value Assumptions, Holding period	20 months	19 months
Other Real Estate Owned [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Estimate	$ 16	$ 37
Fair Value Measurements, Valuation Technique	Appraisal of collateral	Appraisal of collateral
Other Real Estate Owned [Member] | Minimum [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	0.00%	0.00%
Other Real Estate Owned [Member] | Maximum [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%	30.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%
Other Real Estate Owned [Member] | Weighted Average [Member] | Appraisal of Collateral [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%	10.00%
Fair Value Assumptions, Liquidation expense	10.00%	10.00%